Post-retirement pension and other defined benefit schemes - Pension cost (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Post-retirement benefits
Defined contribution schemes	$ 482	$ 445
Current service cost and Expenses	67	95
Past service (credit)/cost	(12)	6
Pension costs	537	546	$ 564
Pension schemes
Post-retirement benefits
Past service (credit)/cost	$ (12)	$ 6